Inventories - Additional Information (Detail)	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and supplies in inventory, percentage	42.00%	37.00%
Finished and semi-finished products in inventory, percentage	58.00%	63.00%